Associates and Other Investments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Interest In Other Entities [Abstract]
Summary of Company's associates and other investments

The following table summarizes the Company’s associates and other investments:

	October 3, 2023	December 31, 2022
	$	$
Investment in Arena Minerals	-	17,276
Warrants to purchase shares in Arena Minerals	-	1,616
Investment in Green Technology Metals	3,590	7,451
Investment in Ascend Elements	8,582	5,000
	12,172	31,343
Assets distributed upon separation (Note 4)	(12,172)	-
Associates and other investment	-	31,343